INCOME TAXES (Tables)	9 Months Ended
Mar. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:
Net operating loss carryforward		$675
Total deferred tax assets		$675
Less: Valuation allowance		(675)
Net deferred tax assets	$	- -

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Federal statutory rate	(15.0)%
State taxes, net of federal benefit	(0.0)%
Change in valuation allowance	15.0%
Effective tax rate	$0.0 &